                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21463

                               Columbus Funds Inc.
               (Exact name of registrant as specified in charter)

                              227 Washington Street
                               Columbus, IN 47202
               (Address of principal executive offices)(zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                               Chicago, IL 60601

       Registrant's telephone number, including area code: (812)372-6606

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

Columbus Funds, Inc.
Schedule of Investments
December, 2004 (Unaudited)




                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004



       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             ASSET BACKED SECURITIES                                         1.0%

                             Conseco Finance Securitization Corp.
                $ 5,294          5.16%, 5/1/33                                                                    $ 5,325
                                                                                                        ------------------

                             TOTAL ASSET BACKED SECURITIES (COST $5,295)                                          $ 5,325
                                                                                                        ------------------


       Principal
         Amount
------------------------
                             COLLATERALIZED MORTGAGE OBLIGATIONS                             1.9%

                             California Infrastructure PG&E
                $ 2,715          6.42%, 9/25/08                                                                   $ 2,797
                             DR Structured Fin. Co.
                  8,917          8.55%, 8/15/19                                                                     7,668
                                                                                                        ------------------

                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,549)                             $ 10,465
                                                                                                        ------------------

         Shares
------------------------
                             COMMON STOCKS                                                   0.6%
                      5          Foster Wheeler, Ltd.                                                                $ 73
                    213          Telewest Global, Inc.                                                              3,745
                                                                                                        ------------------

                             TOTAL COMMON STOCKS (COST $3,294)                                                    $ 3,818
                                                                                                        ------------------



       Principal
         Amount
------------------------
                             CORPORATE BONDS                                                85.6%

                             Abbey Nat'l Tres 144A
                $ 3,000          2.11%, 01/13/06                                                                  $ 3,002
                             Adelphia Communications Corp.
                  2,000          10.25%, 6/15/11+                                                                   2,025
                             AES GENER SA - 144A
                  3,000          7.5%, 3/25/14                                                                      3,150
                             Ahold Finance USA, Inc.
                  1,000          6.875%, 5/1/29                                                                       975
                             Ainsworth Lumber
                  3,000          6.75%, 3/15/14                                                                     2,936
                             Alabama Power Co.
                  2,000          2.3%, 4/23/06                                                                      2,000
                             Allegheny Ludlum Corp.
                  3,000          6.95%, 12/15/25                                                                    2,940
                             Allied Waste NA
                  1,000          10.00%, 8/1/09                                                                     1,050

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             American Express Cr
                $ 5,000          1.85%, 9/30/05                                                                   $ 5,000
                             Arco Chemical Co.
                  2,000          9.80%, 2/1/20                                                                      2,280
                             ASIF Global Fin 144A
                  3,000          3.85%, 11/26/07                                                                    3,011
                             Autocam Corp. - 144A
                  2,000          10.875%, 6/15/14                                                                   1,980
                             Bank of America Corp
                  5,000          7.875%, 05/16/05                                                                   5,093
                             Bank of New York CO
                  1,000          2.2%, 5/12/06                                                                        986
                             Bank United Corp
                  1,000          8.875%, 05/01/07                                                                   1,107
                             Borden Chemical, Inc.
                  2,000          8.375%, 4/15/16                                                                    1,940
                             BRL Universal Equipment
                  3,000          8.875%, 2/15/08                                                                    3,154
                             Browning-Ferris Co.
                  1,000          7.875%, 3/15/05                                                                    1,017
                             Caithness Coso
                  1,467          9.05%, 12/15/09                                                                    1,614
                             Calpine Corp. - 144A
                  2,000          8.75%, 7/15/13                                                                     1,650
                  1,000          9.625%, 9/30/14                                                                    1,035
                             Canadian Imperial Bank
                  3,000          2.54%, 6/13/05                                                                     3,000
                             Caraustar Industries, Inc.
                  3,000          7.25%, 5/1/10                                                                      3,049
                             Case Corporation
                  2,000          7.25%, 8/1/05                                                                      2,035
                             Caterpillar Fin Serv
                  5,000          2.55%, 06/01/05                                                                    4,999
                             CCO Hldgs LLC 144A
                  2,000          6.615%, 12/15/10                                                                   2,000
                             Cerro Negro Finance, Ltd. - 144A
                  1,000          7.90%, 12/1/20                                                                       999
                             CF Cable TV Inc.
                  2,000          9.125%, 7/15/07                                                                    2,055
                             Champion Enterprise
                  3,000          7.625%, 5/15/09                                                                    3,000
                             Charter Communications Holdings, LLC
                  5,000          8.625%, 4/1/09                                                                     4,337
                             CHC Helicopter Corp.
                  5,000          7.375%, 5/1/14                                                                     5,275
                             Circus Circus, Inc.
                  3,000          6.45%, 2/1/06                                                                      3,067
                             CIT Group Inc.
                  5,000          2.42%, 11/4/05                                                                     5,007

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             Citgo Petroleum Corp.
                $ 5,000          7.875%, 5/15/06                                                                  $ 5,225
                             Citigroup, Inc.
                 10,000          2.4975%, 6/4/07                                                                   10,002
                             Citizens Comm
                  1,000          6.25%, 1/15/13                                                                     1,007
                             CMS Panhandle Holding Co.
                  3,000          6.50%, 7/15/09                                                                     3,242
                             Collins & Aikman Products - 144A
                  1,000          12.875%, 8/24/12                                                                     864
                             Conseco Finance
                  6,158          5.15%, 2/1/06                                                                      6,198
                             Continental Airlines, Inc. - 981C
                  3,644          6.541%, 9/15/08                                                                    3,359
                             Crown Cork & Seal Co
                  1,000          7.375%, 12/15/26                                                                     960
                             Crown Euro Holdings
                  4,000          9.5%, 3/1/11                                                                       4,560
                             CSFB USA INC
                  5,000          2.50813%, 1/14/05                                                                  5,000
                             CSX Corp.
                  1,000          2.48%, 8/3/06                                                                      1,000
                             Delhaize America, Inc.
                  2,000          7.375%, 4/15/06                                                                    2,100
                             Dial Corp
                  2,000          7.0%, 8/15/06                                                                      2,111
                             Echostar DBS Corp. - 144A
                  2,000          6.625%, 10/1/14                                                                    2,025
                             Edison Mission Energy Funding - 144A
                  3,655          7.33%, 9/15/08                                                                     3,875
                             El Paso Natural Gas
                  1,000          8.375%, 6/15/32                                                                    1,114
                             Eli Lilly & Co.
                  5,000          1.79%, 8/24/07                                                                     4,998
                             Elizabeth Arden, Inc.
                  2,000          7.75%, 1/15/14                                                                     2,120
                             Fertinitro Fin. 144A
                  5,000          8.29%, 4/1/20                                                                      4,147
                             Finlay Fine Jewelry Corp.
                  2,000          8.375%, 6/1/12                                                                     2,160
                             Finova Group, Inc.
                  4,380          7.50%, 11/15/09                                                                    2,146
                             First Union Corp
                  5,000          2.23%, 3/31/05                                                                     5,004
                             Flowserve Corp.
                  3,000          12.25%, 8/15/10                                                                    3,315
                             FMC Corp.
                  3,000          10.25%, 11/1/09                                                                    3,442

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Foster Wheeler, Ltd.
                $ 1,500          10.359%, 9/15/11                                                                 $ 1,612
                             FPL Energy VA. 144A
                  3,753          7.52%, 6/30/19                                                                     4,166
                             Frontier Oil Corp. - 144A
                  2,000          6.625%, 10/1/11                                                                    2,040
                             GE Capital Corp. - MTNA
                  5,000          7.50%, 5/15/05                                                                     5,086
                             GECA-Prem Asset 144A
                  2,000          2.89875%, 3/28/06                                                                  2,007
                             General Motors
                  2,000          8.375%, 7/15/33                                                                    2,072
                             Georgia Gulf Corp.
                  2,000          7.625%, 11/15/05                                                                   2,065
                             Goldman Sachs Group
                  2,000          2.25938%, 7/28/06                                                                  2,001
                             Harrah's Operating Co., Inc.
                  1,000          7.875%, 12/15/05                                                                   1,040
                             Harris Corp
                  5,000          6.35%, 2/1/28                                                                      5,293
                             Hasbro, Inc.
                  1,000          6.60%, 7/15/28                                                                     1,000
                             HCA Inc.
                  1,000          6.375%, 1/15/15                                                                    1,004
                  1,000          5.5%, 12/1/09                                                                      1,000
                             Hilton Hotels Corp.
                  4,000          7.625%, 5/15/08                                                                    4,430
                             HMH Properties, Inc. - B
                  2,000          7.875%, 8/1/08                                                                     2,055
                             Homer City Funding, LLC
                  2,940          8.137%, 10/1/19                                                                    3,330
                             Host Marriott LP
                  2,000          8.375%, 2/15/06                                                                    2,090
                             Household Finance
                  1,000          5.5%, 9/15/06                                                                      1,022
                  1,000          4.75%, 11/15/06                                                                    1,009
                             Hudbay Mining 144A
                  1,000          9.625%, 1/15/12                                                                      980
                             Huntsman Chemicals
                  1,000          10.125%, 7/1/09                                                                    1,053
                             Huntsman LLC
                  1,000          11.625%, 10/15/10                                                                  1,183
                             IBM CORP 2.07125%
                  5,000          2.32%, 12/8/05                                                                     4,999
                             IMC Global Inc.
                  5,000          7.3%, 1/15/28                                                                      5,150
                             Insight Communications
                  3,000          0%/12.25%, 2/15/11*                                                                2,918

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             Intelsat LTD
 $                1,000          6.5%, 11/1/13                                                                      $ 910
                             Inter-American Devel
                  6,000          4.0%, 1/18/05                                                                      6,003
                             ITT CORP.
                  5,000          6.50%, 5/1/11                                                                      5,006
                             J.C. Penney Co., Inc. - MTNA
                  5,000          7.65%, 8/15/16                                                                     5,725
                             John Deere Cap
                  5,000          2.63875%, 5/20/05                                                                  5,004
                             Juniper Gen 144A
                  2,000          5.04%, 12/31/14                                                                    1,998
                             Kansas Gas & Electric
                  1,000          6.5%, 8/1/05                                                                       1,019
                             La Quinta Properties - MTN
                  5,000          7.33%, 4/1/08                                                                      5,275
                             LNR Property Corp. - A
                  2,000          7.25%, 10/15/13                                                                    2,253
                             Louisiana Pacific Corp.
                  5,000          8.875%, 8/15/10                                                                    5,975
                             Lowe's Company Inc
                  1,000          6.7%, 9/1/07                                                                       1,079
                             Lucent Technologies
                  2,000          6.45%, 3/15/29                                                                     1,810
                             Luscar Coal Ltd.
                  5,000          9.75%, 10/15/11                                                                    5,675
                             Marriott International
                  1,000          6.875%, 11/15/05                                                                   1,032
                             Massey Energy Co.
                  2,000          6.95%, 3/1/07                                                                      2,090
                  1,000          6.625%, 11/15/10                                                                   1,045
                             Mediacom Broadband, LLC
                  2,000          11.00%, 7/15/13                                                                    2,150
                             Merrill Lynch
                  5,000          2.26%, 11/4/05                                                                     5,002
                             Met Life Global 144A
                  4,000          2.54%, 8/28/06                                                                     4,010
                             Methanex Corp
                  2,000          7.75%, 8/15/05                                                                     2,040
                             Midland Funding II - A
                  1,721          11.75%, 7/23/05                                                                    1,787
                             Millar Western
                  3,000          7.75%, 11/15/13                                                                    3,210
                             Millipore Corp.
                  2,000          7.50%, 4/1/07                                                                      2,120
                             Nationwide Gbl Fund 144A
                  5,000          2.4%, 1/27/06                                                                      5,005
                             Navistar International
                  2,000          7.50%, 6/15/11                                                                     2,145

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             Norske Skog Canada
                $ 1,000          7.375%, 3/1/14                                                                   $ 1,043
                  2,000          8.625%, 6/15/11                                                                    2,145
                             Nova Chemicals
                  3,000          7.0%, 9/15/05                                                                      3,071
                             OED Corp./Diamond Jo - 144A
                  2,000          8.75%, 4/15/12                                                                     1,960
                             Offshore Logistics
                  2,000          6.125%, 6/15/13                                                                    2,030
                             Omega Healthcare Investors
                  4,000          6.95%, 8/1/07                                                                      4,150
                             OMI Corp.
                  5,000          7.625%, 12/1/13                                                                    5,350
                             Oneok Inc.
                  4,000          7.75%, 8/15/06                                                                     4,262
                             Park Place Ent.
                  1,000          8.5%, 11/15/06                                                                     1,083
                             Parker & Parsley Ltd.
                  5,000          8.875%, 4/15/05                                                                    5,077
                             Petroleum Helicopters - B
                  2,000          9.375%, 5/1/09                                                                     2,190
                             PG&E Gas Transmission NW
                  3,000          7.10%, 6/1/05                                                                      3,047
                             Polyone Corp.
                  3,000          8.875%, 5/1/12                                                                     3,263
                             Pope & Talbot
                  2,000          8.375%, 6/1/13                                                                     2,100
                             Premcor Refining Group
                  4,000          9.5%, 2/1/13                                                                       4,640
                             Price Development Co
                  2,000          7.29%, 3/11/08                                                                     2,104
                             Principal Life Glob 144A
                  5,000          2.43%, 11/13/06                                                                    5,010
                             Protective Life 144A
                  5,000          2.71%, 6/19/06                                                                     5,012
                             Quanta Services
                  1,000          4.5%, 10/1/23                                                                      1,090
                             Qwest Corp.
                  1,000          7.20%, 11/10/26                                                                      960
                  1,000          7.25%, 10/15/35                                                                      950
                             Reliant Energy Inc.
                  2,000          6.75%, 12/15/14                                                                    1,988
                  1,000          9.25%, 7/15/10                                                                     1,115
                             Rogers Cable Inc.
                  1,000          5.5%, 3/15/14                                                                        943
                             Rogers Wireless Comm
                  2,000          9.625%, 5/1/11                                                                     2,345

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             Rogers Wireless, Inc. 144A
                $ 1,000          7.5%, 3/15/15                                                                    $ 1,055
                             Rouse Company
                  1,000          5.375%, 11/26/13                                                                     959
                             Royal Caribbean
                  5,000          8.25%, 4/1/05                                                                      5,050
                  1,000          7.25%, 8/15/06                                                                     1,054
                             Sanmina Corp.
                  1,000          10.375%, 1/15/10                                                                   1,148
                             Sea Containers - B
                  2,000          7.875%, 2/15/08                                                                    2,030
                             Shaw Communications
                  1,000          7.2%, 12/15/11                                                                     1,104
                             Shaw Group, Inc.
                  5,000          10.75%, 3/15/10                                                                    5,513
                             Ship Finance Int'l., Ltd.
                  2,000          8.50%, 12/15/13                                                                    2,060
                             Sithe/Ind Funding
                  2,407          8.5%, 6/30/07                                                                      2,519
                             Solectron Corp.
                  2,000          9.625%, 2/15/09                                                                    2,200
                             Sprint Capital Corp
                  4,000          7.9%, 3/15/05                                                                      4,043
                             Station Casinos
                  3,000          6.875%, 3/1/16                                                                     3,124
                             Steel Dynamics, Inc.
                  2,000          9.50%, 3/15/09                                                                     2,190
                             Stena AB
                  5,000          7.5%, 11/1/13                                                                      5,238
                             Suntrust Bank
                  4,000          2.02%, 10/3/05                                                                     4,002
                             Tembec Industries, Inc.
                  1,000          8.625%, 6/30/09                                                                    1,005
                             Tenneco Automotive 144A
                  1,000          8.625%, 11/15/14                                                                   1,040
                             Texas Industries, Inc.
                  1,000          10.25%, 6/15/11                                                                    1,170
                             Toyota Motor Credit
                  5,000          2.02%, 10/7/05                                                                     5,000
                             Transcontinental Gas
                  1,000          6.125%, 1/15/05                                                                    1,000
                  1,000          6.25%, 1/15/08                                                                     1,051
                             Trinity Industries LE
                  2,000          6.50%, 3/15/14                                                                     2,000
                             TRW Automotive, Inc.
                  1,000          9.375%, 2/15/13                                                                    1,160
                             Ultrapetrol Ltd. 144A
                  1,000          9.0%, 11/24/14                                                                       999

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Union Pacific Corp
                $ 5,000          6.79%, 11/9/07*                                                                  $ 5,379
                             Union Tank Car Co
                  4,000          7.125%, 2/1/07                                                                     4,255
                             United Air Lines, Inc. - 00-2
                  4,909          Default, 10/1/09+                                                                  1,341
                             United Air Lines, Inc. - 01-1
                  5,000          Default, 9/1/11+                                                                   1,524
                             United Refining Co. - 144A
                  2,000          10.50%, 8/15/12                                                                    2,115
                             US Steel Corp.
                  2,000          9.75%, 5/15/10                                                                     2,280
                             US West Communications
                  3,000          7.50%, 6/15/23                                                                     2,985
                             USAA Capital Corp 144A
                  2,000          4.0%, 12/10/07                                                                     2,023
                             Videotron Itee
                  2,000          6.875%, 1/15/014                                                                   2,068
                             WCI Communities, Inc.
                  2,000          7.875%, 10/1/13                                                                    2,105
                             Wells Fargo Co
                  5,000          2.57%, 3/24/05                                                                     5,001
                             William Cos., Inc.
                  1,000          7.125%, 9/1/11                                                                     1,093
                             William Lyon Homes
                  3,000          10.75%, 4/1/13                                                                     3,371
                             Williams Scotsman Inc
                  2,000          9.875%, 6/1/07                                                                     2,000
                             Wynn Las Vegas 144A
                  2,000          6.625%, 12/1/14                                                                    1,980
                             Xerox Corp.
                  2,000          6.875%, 8/15/11                                                                    2,130
                             Xerox Corp. - MTN
                  2,000          7.20%, 4/1/16                                                                      2,140
                                                                                                        ------------------

                             TOTAL CORPORATE BONDS (COST $469,014)                                              $ 475,147
                                                                                                        ------------------

         Shares
------------------------
                             PREFERRED STOCKS                                                0.2%
                      1          Foster Wheeler, Ltd., Convertible - B                                              $ 902
                                                                                                        ------------------

                             TOTAL PREFERRED STOCKS (COST $522)                                                     $ 902
                                                                                                        ------------------

                       COLUMBUS CORPORATE OPPORTUNITY FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             U.S. GOVERNMENT AGENCIES                                        1.8%

                             Fannie Mae
               $ 10,000          1.625%, 12/30/05                                                                 $ 9,866
                                                                                                        ------------------

                             TOTAL U.S. GOVERNMENT AGENCIES (COST $9,889)                                         $ 9,866
                                                                                                        ------------------

                             SHORT-TERM INVESTMENT                                          14.3%
               $ 79,728          UMB Bank Money Market Fiduciary                                                 $ 79,728
                                                                                                        ------------------

                             TOTAL SHORT-TERM INVESTMENT (COST $79,728)                                          $ 79,728
                                                                                                        ------------------

                             TOTAL INVESTMENTS (COST $576,291)                             105.4%                 585,251

                             LIABILITIES LESS OTHER ASSETS                                  (5.4%)                (30,099)
                                                                                                        ------------------

                             NET ASSETS                                                    100.0%               $ 555,152
                                                                                                        ==================

+ Issue in default
* Non-income producing

The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds Inc., please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

                                COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------
                             ASSET BACKED SECURITIES                                         9.8%

                             American Airlines
               $ 40,254          3.15%, 9/23/07                                                                  $ 40,336
                             Capital Auto Receivables Asset
                 21,522          2.27%, 1/17/06                                                                    21,505
                             CIT Equipment Collateral
                  6,345          4.03%, 1/20/06                                                                     6,359
                             Conseco Finance Securitization
                  8,470          5.16%, 5/1/33                                                                      8,519
                             CNH Equipment Trust
                 39,679          2.0008%, 10/14/05                                                                 39,598
                             Discover Card Master Trust
                 37,000          2.582%, 11/15/07                                                                  37,025
                             Distribution Financial Services
                 52,000          2.4725%, 4/15/07                                                                  52,011
                             FHLMC Structured Pass Through
                200,451          7.0%, 3/25/44                                                                    209,944
                             Freddie Mac
                 82,569          3.5%, 1/15/23                                                                     82,153
                             Freddie Mac
                 85,000          3.0%, 3/15/19                                                                     84,023
                             Freddie Mac
                 65,000          3.0%, 11/15/13                                                                    63,975
                             GE Commercial Equipment Financial
                 56,000          2.5%, 6/20/07                                                                     56,022
                             Keystone Owner Trust
                 17,765          7.53%, 5/25/25                                                                    18,297
                             Mid-State Trust
                 33,532          4.864%, 7/15/38                                                                   32,871
                             Oakwood Mortgage Investors Inc.
                 56,741          7.7%, 9/15/20                                                                     58,187
                             Oakwood Mortgage Investors Inc.
                 50,597          6.6%, 5/15/21                                                                     51,346
                             SSB RV Trust
                  8,058          4.74%, 2/15/13                                                                     8,075
                             Target Credit Card Master Trust
                 52,000          2.075%, 6/27/11                                                                   52,139
                             Washington Mutual
                100,198          4.0162%, 12/25/32                                                                100,388
                             WFS Financial Owner Trust
                 36,269          2.29%, 5/20/08                                                                    36,082
                             World Omni Auto Receivables
                 13,304          1.67375%, 7/12/05                                                                 13,293
                                                                                                        ------------------

                             TOTAL ASSET BACKED SECURITIES (COST $1,074,526)                                  $ 1,072,148
                                                                                                        ------------------

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             COLLATERALIZED MORTGAGE OBLIGATIONS                             9.7%

                             Capco America Securitization
               $ 19,640          5.86% 10/15/30                                                                  $ 20,175
                             California Infrastructure PG&E
                 54,307          6.42%, 9/25/08                                                                    55,943
                             Commercial Mortgage Asset Trust
                 36,539          6.25%, 1/17/32                                                                    37,182
                             Commercial Mortgage Pass-Through
                104,783          3.251%, 6/10/38                                                                  100,898
                             Commercial Mortgage Pass-Through 144A
                 32,000          2.06%, 9/15/14                                                                    32,049
                             Credit Suisse First Boston
                 26,851          7.0%, 2/25/33                                                                     27,491
                             Credit Suisse First Boston
                 18,620          2.079%, 5/15/38                                                                   18,040
                             Credit Suisse First Boston
                120,606          3.819%, 5/15/36                                                                  117,912
                             Credit Suisse First Boston
                  1,753          6.26%, 5/17/40                                                                     1,780
                             Credit Suisse First Boston
                 33,505          5.96%, 11/11/30                                                                   34,303
                             Deutsche Mortgage Securities
                  6,805          2.5875%, 1/25/34                                                                   6,807
                             First Union Commercial Mortgage
                 17,218          5.73%, 10/15/35                                                                   17,612
                             GMAC Commercial Mortgage Security
                 91,475          3.337%, 5/10/36                                                                   88,580
                             GMAC Commercial Mortgage Security
                  3,966          6.15%, 5/15/35                                                                     4,002
                             GMAC Commercial Mortgage Security
                 34,016          5.83%, 5/15/33                                                                    34,892
                             LB Commercial Conduit Mortgage
                 39,560          5.87%, 10/15/35                                                                   40,180
                             LB-UBS Commercial Mortgage Trust
                 28,546          2.599%, 5/15/27                                                                   27,787
                             Mortgage Capital Funding, Inc.
                  7,536          6.001%, 11/18/31                                                                   7,642
                             Morgan Stanley Capital
                 78,350          3.27%, 5/15/40                                                                    75,336
                             Morgan Stanley Capital
                 25,272          5.91%, 11/15/31                                                                   25,960
                             Nomura Asset Acceptance Corp.
                 35,704          2.6175%, 11/25/34                                                                 35,718
                             Nomura Asset Securities Corp.
                 14,156          6.28%, 3/15/30                                                                    14,665

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Nationslink Funding Corporation
               $ 30,457          6.001%, 8/20/30                                                                 $ 30,749
                             NYC Mortgage Loan Trust 144A
                 22,000          6.75%, 6/1/96                                                                     24,271
                             TIAA Real Estate CDO Ltd. 144A
                    831          5.77%, 6/19/16                                                                       850
                             Wachovia Bank Commercial Mortgage Trust
                 16,367          4.529%, 4/15/34                                                                   16,569
                             Wachovia Bank Commercial Mortgage Trust
                 58,957          3.065%, 2/15/41                                                                   57,683
                             Wachovia Bank Commercial Mortgage Trust
                 52,468          2.986%, 6/15/35                                                                   49,911
                             Wachovia Bank Commercial Mortgage Trust
                 54,948          3.291%, 12/15/35                                                                  54,206
                                                                                                        ------------------

                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,057,864)                      $ 1,059,193
                                                                                                        ------------------

       Principal
         Amount
------------------------

                             CORPORATE BONDS                                                19.0%

                             Allstate Life GFT
               $ 30,000          4.5%, 5/29/09                                                                   $ 30,551
                             American Gen Finance
                 37,000          3.875%, 10/1/09                                                                   36,409
                             American Ref-Fuel Co 144A
                 46,255          6.26%, 12/31/15                                                                   48,280
                             AOL Time Warner
                 12,000          7.625%, 4/15/31                                                                   14,517
                             AT&T Wireless Service
                 32,000          7.5%, 5/1/07                                                                      34,757
                             Atmos Energy Corp.
                 29,000          4.0%, 10/15/09                                                                    28,667
                             Bellsouth Corp.
                 17,000          4.75%, 11/15/12                                                                   17,104
                             British Telecom PLC
                 31,000          8.125%, 12/15/10                                                                  37,227
                             CIT Group Inc.
                 23,000          3.65%, 11/23/07                                                                   22,911
                             Citigroup Inc.
                 38,000          2.4975%, 6/4/07                                                                   38,008
                             Conseco Finance
                  5,850          5.15%, 2/1/06                                                                      5,889
                             Consumers Energy Co. 144A
                 30,000          4.4%, 8/15/09                                                                     30,189

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Cox Comm. 144A
               $ 40,000          4.625%, 1/15/10                                                                 $ 39,908
                             Credit Suisse First Boston London 144A
                 23,000          7.9%, Perpetual                                                                   25,009
                             Credit Suisse First Boston USA, Inc.
                 25,000          4.125%, 1/15/10                                                                   24,870
                             Daimler Chrysler NA
                 18,000          8.5%, 1/18/31                                                                     22,490
                             Devon Energy Corp.
                 34,000          2.75%, 8/1/06                                                                     33,602
                             Dominion Resources
                 58,000          3.66%, 11/15/06                                                                   58,099
                             DTE Energy Company
                 24,000          6.65%, 4/15/09                                                                    26,223
                             Duke Energy Corp.
                 27,000          3.75%, 3/5/08                                                                     26,969
                             Entergy Arkansas
                 34,000          5.0%, 7/1/18                                                                      32,629
                             Entergy Gulf States
                 10,000          4.875%, 11/1/11                                                                    9,917
                             Entergy Miss., Inc.
                 15,000          4.95%, 6/1/18                                                                     14,210
                             ERP Operating LP
                 26,000          4.75%, 6/15/09                                                                    26,548
                             Ford Motor Company
                101,000          7.45%, 7/16/31                                                                   101,580
                             GE Capital Corp.
                 49,000          2.1075%, 1/5/07                                                                   49,057
                             General Elec Cap Cor
                 50,000          4.375%, 11/21/11                                                                  49,703
                             General Motors
                 54,000          8.375%, 7/15/33                                                                   55,949
                             Georgia Power Co.
                 30,000          4.875%, 7/15/07                                                                   30,860
                             General Motors Acceptance Corp.
                 47,000          8.0%, 11/1/31                                                                     48,311
                             Goldman Sachs Group
                 29,000          3.875%, 1/15/09                                                                   28,934
                             Hartford Life GF
                 24,000          2.66%, 9/15/09                                                                    23,880
                             Household Fin. Corp
                 15,000          6.375%, 10/15/11                                                                  16,566
                             Household Fin. Corp
                 36,000          4.125%, 11/16/09                                                                  35,806
                             Kiowa Power Part LLC 144A
                 50,000          4.811%, 12/30/13                                                                  50,134
                             Liberty Property LP
                 18,000          7.75%, 4/15/09                                                                    20,215

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Met Life Glbl Fund I 144A
               $ 64,000          4.25%, 7/30/09                                                                  $ 64,420
                             Nisource Fin. Corp.
                 45,000          2.915%, 11/23/09                                                                  44,937
                             NY Life Global Fund 144A
                 37,000          3.875%, 1/15/09                                                                   36,798
                             Pac. Life Glbl Fund 144A
                 22,000          3.75%, 1/15/09                                                                    21,755
                             Pacific Gas & Elect.
                 13,000          2.72%, 4/3/06                                                                     13,011
                             PF Export Rec MT 144A
                 46,758          3.748%, 6/1/13                                                                    45,372
                             Pioneer Natural Res.
                 27,000          6.5%, 1/15/08                                                                     28,942
                             PPL Elec Utils Corp
                 15,000          5.875%, 8/15/07                                                                   15,768
                             Principal Life Inc
                 57,000          3.2%, 4/1/09                                                                      55,113
                             Protective Life Secd
                 42,000          4.0%, 10/7/09                                                                     41,665
                             PSEG Power LLC
                 15,000          8.625%, 4/15/31                                                                   19,917
                             Public Serv Co of CO
                 53,000          4.375%, 10/1/08                                                                   53,742
                             Public Service E&G
                 32,000          4.0%, 11/1/08                                                                     32,013
                             SBC Communications
                 39,000          4.125%, 9/15/09                                                                   38,929
                             Schering-Plough
                 18,000          6.5%, 12/1/33                                                                     20,261
                             Simon Prop Group 144A
                 31,000          4.875%, 8/15/10                                                                   31,598
                             Southern Cal Edison
                 24,000          2.3525%, 1/13/06                                                                  24,083
                 74,000          8.0%, 2/15/07                                                                     80,585
                             Sprint Capital Corp
                 15,000          8.375%, 3/15/12                                                                   18,272
                 16,000          6.125%, 11/15/08                                                                  17,159
                             Telecom Italia Cap. 144A
                 52,000          4.95%, 9/30/14                                                                    50,946
                             Telefonos Mexico
                 16,000          4.5%, 11/19/08                                                                    16,107
                             Texas Eastern Trans.
                 15,000          5.25%, 7/15/07                                                                    15,524

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Tyco Intl Group SA
               $ 19,000          6.75%, 2/15/11                                                                  $ 21,295
                             US Bank NA
                 12,000          2.87%, 2/1/07                                                                     11,896
                             Valero Energy
                 27,000          3.5%, 4/1/09                                                                      26,323
                             WI Electric Power
                 26,000          3.5%, 12/1/07                                                                     25,896
                                                                                                        ------------------

                             TOTAL CORPORATE BONDS (COST $2,052,617)                                          $ 2,068,304
                                                                                                        ------------------

       Principal
         Amount
------------------------

                             U.S. GOVERNMENT AGENCIES                                       32.6%
                             FHLMC-GNMA
                $ 7,373          6.5%, 12/25/08                                                                   $ 7,617
                             Federal Home Loan Bank
                245,000          2.875%, 5/22/06                                                                  244,217
                             FHLMC Structured Pass Through
                 73,000          2.2%, 7/28/06                                                                     71,939
                             FHLMC Structured Pass Through
                 66,900          5.0%, 1/1/11                                                                      68,142
                             Freddie Mac
                  5,542          3.25%, 7/15/20                                                                     5,538
                             Freddie Mac
                 59,848          4.0%, 9/15/09                                                                     60,102
                             Freddie Mac
                 33,051          4.0%, 10/15/09                                                                    33,203
                             Freddie Mac
                 29,151          2.75%, 2/15/16                                                                    29,108
                             Freddie Mac
                 58,000          2.0%, 4/15/22                                                                     56,315
                             Freddie Mac
                 53,749          4.5%, 2/15/20                                                                     54,287
                             Freddie Mac
                 29,000          4.0%, 9/15/12                                                                     29,132
                             Freddie Mac
                122,988          4.0%, 4/15/25                                                                    123,033
                             Freddie Mac
                 97,000          4.5%, 3/15/14                                                                     98,675
                             Fannie Mae-Aces
                 96,734          2.92%, 5/25/09                                                                    93,397

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             Fannie Mae Grantor Trust
               $ 64,184          7.0%, 12/25/41                                                                  $ 67,660
                             Fannie Mae Grantor Trust
                 45,459          7.0%, 11/25/43                                                                    48,172
                             Fannie Mae
                 29,000          2.1%, 4/19/06                                                                     28,635
                             Fannie Mae Pool #385537
                148,000          4.745%, 11/1/12                                                                  148,339
                             Fannie Mae Pool #386341
                 36,851          3.86%, 8/1/13                                                                     35,235
                             Fannie Mae Pool #386802
                 45,278          4.9%, 1/1/14                                                                      46,174
                             Fannie Mae Pool #545938
                 54,217          5.111%, 11/1/12                                                                   56,312
                             Fannie Mae Pool #555148
                 58,528          4.964%, 1/1/13                                                                    60,291
                             Fannie Mae Pool #555203
                 71,294          7.0%, 9/1/32                                                                      75,549
                             Fannie Mae Pool #763019
                 26,086          5.0%, 8/1/13                                                                      26,927
                             Fannie Mae Pool #768008
                 47,222          5.0%, 6/1/13                                                                      48,745
                             Fannie Mae Pool #768009
                 26,918          5.0%, 6/1/13                                                                      27,786
                             Fannie Mae Pool #785269
                 47,265          5.5%, 7/1/19                                                                      48,879
                             FNMA 15 YR FEB TBA
                130,000          4.5%, 2/1/19                                                                     129,309
                             FNMA 15 YR FEB TBA
                205,000          5.0%, 2/1/19                                                                     207,819
                             FNMA 30 YR FEB TBA
              1,230,000          5.0%, 2/1/34                                                                   1,216,931
                             Fannie Mae
                 71,998          4.5%, 11/25/09                                                                    72,301
                             Fannie Mae
                 50,000          5.0%, 2/25/18                                                                     50,986
                             Fannie Mae
                 58,244          5.0%, 3/25/34                                                                     58,999
                             Fannie Mae Whole Loan
                  4,821          1.701%, 6/25/32                                                                    4,812
                             Fannie Mae Whole Loan
                  8,811          1.623%, 3/25/32                                                                    8,796
                             Fannie Mae Whole Loan
                 89,217          7.5%, 5/25/44                                                                     95,647
                             FHLMC Structured Pass Through Securities
                 21,843          1.524%, 12/15/08                                                                  21,520
                                                                                                        ------------------

                             TOTAL U.S. GOVERNMENT AGENCIES (COST $3,559,030)                                 $ 3,560,529
                                                                                                        ------------------

                               COLUMBUS CORE FUND

DECEMBER 31, 2004


       Principal
         Amount                                                                                               Value
------------------------                                                                                ------------------

                             U.S. TREASURY BONDS AND NOTES                                  39.7%
                             US Treasury Bond
               $ 76,000          6.25%, 8/15/23                                                                  $ 88,976
                 25,000          4.375%, 8/15/12                                                                   25,597
              1,750,000          2.875%, 11/30/06                                                               1,744,531
                405,000          4.25%, 11/15/14                                                                  406,060
                             US Treasury Note
                530,000          5.375%, 2/15/31                                                                  573,104
                613,000          3.0%, 2/15/08                                                                    607,995
                732,000          3.0%, 11/15/07                                                                   727,482
                             US Treasury Strip
                505,000          11/15/2027                                                                       158,232
                                                                                                        ------------------

                             TOTAL U.S. TREASURY BONDS AND NOTES (COST $4,332,960)                            $ 4,331,977
                                                                                                        ------------------


       Principal
         Amount
------------------------

                             SHORT-TERM INVESTMENT                                           2.1%
              $ 225,636          UMB Bank Money Market Fiduciary                                                $ 225,636
                                                                                                        ------------------

                             TOTAL SHORT-TERM INVESTMENT (COST $225,636)                                        $ 225,636
                                                                                                        ------------------

                             TOTAL INVESTMENTS (COST $12,302,633)                          112.8%            $ 12,317,787

                             LIABILITIES LESS OTHER ASSETS                                 (12.8%)             (1,403,429)
                                                                                                        ------------------

                             NET ASSETS                                                    100.0%            $ 10,914,358
                                                                                                        ==================




The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds Inc., please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------

                                   ASSET BACKED SECURITIES                                  7.4%

                                   American Airlines
                $      123,228        3.15%, 9/23/07                                                          $    123,476
                                   Capital Auto Receivables Asset Trust
                        60,531        2.27%, 1/17/06                                                                60,483
                                   CIT Equipment Collateral
                        12,874        4.03%, 1/20/06                                                                12,902
                                   CNH Equipment Trust
                       126,040        2.0008%, 10/14/05                                                            125,780
                                   Discover Card Master Trust
                       114,000        2.5825%, 11/15/07                                                            114,077
                                   Distribution Financial Services Floorplan Master Trust
                       159,000        2.4725%, 4/15/07                                                             159,032
                                   FHLMC Structured Pass Through
                       697,568        7.0%, 3/25/44                                                                730,605
                                   Freddie Mac
                       282,472        3.5%, 1/15/23                                                                281,049
                                   Freddie Mac
                       285,000        3.0%, 3/15/19                                                                281,725
                                   GE Commercial Equipment Financial
                       172,000        2.5%, 6/20/07                                                                172,068
                                   Mid-State Trust
                        97,325        4.864%, 7/15/38                                                               95,405
                                   MEGO Mortgage Home Loan Trust
                         1,155        7.275%, 8/25/17                                                                1,153
                                   SSB RV Trust
                        31,158        4.74%, 2/15/13                                                                31,224
                                   Target Credit Card Master Trust
                       239,000        2.075%, 6/27/11                                                              239,640
                                   Washington Mutual
                       332,027        4.0162%, 12/25/32                                                            332,659
                                   WFS Financial Owner Trust
                       134,294        2.29%, 5/20/08                                                               133,601
                                   World Omni Auto Receivables Trust
                        60,859        1.67375%, 7/12/05                                                             60,806
                                                                                                     ----------------------

                                   TOTAL ASSET BACKED SECURITIES (COST $2,965,991)                           $   2,955,685
                                                                                                     ----------------------

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004


           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------

                                   COLLATERALIZED MORTGAGE OBLIGATIONS                      8.4%

                                   CAPCO America Securitization Corp.
                $      168,745        5.86% 10/15/30                                                          $    173,343
                                   Chase Commercial Mortgage Securities Corp.
                        25,243        6.6%, 12/19/29                                                                26,825
                                   California Infrastructure PG&E
                       211,798        6.42%, 9/25/08                                                               218,180
                                   Commercial Mortgage Asset Trust
                        45,673        6.25%, 1/17/32                                                                46,478
                                   Commercial Mortgage Pass-Through
                       312,493        3.251%, 6/10/38                                                              300,908
                                   Commercial Mortgage Pass-Through
                       103,000        2.06%, 9/15/14                                                               103,157
                                   Commercial Mortgage Pass-Through
                        57,780        6.145%, 5/15/32                                                               59,343
                                   Credit Suisse First Boston
                        79,095        7.0%, 2/25/33                                                                 80,980
                                   Credit Suisse First Boston
                        60,717        2.079%, 5/15/38                                                               58,825
                                   Credit Suisse First Boston
                       364,760        3.819%, 5/15/36                                                              356,612
                                   Credit Suisse First Boston
                        57,909        5.96%, 11/11/30                                                               59,289
                                   Deutsche Mortgage Security Inc.
                        21,599        2.5875%, 1/25/34                                                              21,604
                                   GMAC Commercial Mortgage Security
                        92,005        7.273%, 8/16/33                                                               97,342
                                   GMAC Commercial Mortgage Security
                       245,781        3.337%, 5/10/36                                                              238,004
                                   GMAC Commercial Mortgage Security
                        26,029        6.15%, 5/15/35                                                                26,262
                                   GMAC Commercial Mortgage Security
                       101,667        5.83%, 5/15/33                                                               104,285
                                   LB Commercial Conduit Mortgage
                       127,966        5.87%, 10/15/35                                                              129,971
                                   LB-UBS Commercial Mortgage Trust
                        86,479        2.599%, 5/15/27                                                               84,177
                                   Mortgage Capital Funding Inc.
                        40,193        6.001%, 11/18/31                                                              40,760
                                   Morgan Stanley Capital
                       235,049        3.27%, 5/15/40                                                               226,009
                                   Morgan Stanley Capital
                        97,656        5.91%, 11/15/31                                                              100,313
                                   Nomura Asset Acceptance Corporation
                       112,902        2.6175%, 11/25/34                                                            112,946

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------

                                   Nomura Asset Securities Corporation
                $      105,818        6.28%, 3/15/30                                                          $    109,619
                                   Nationslink Funding Corporation
                        52,691        6.001%, 8/20/30                                                               53,196
                                   NYC Mortgage Loan Trust 144A
                        63,000        6.75%, 6/1/96                                                                 69,502
                                   Salomon Brothers Mortgage Securities
                        20,174        7.298%, 7/18/33                                                               20,205
                                   TIAA Real Estate CDO Ltd. 144A
                         7,752        5.77%, 6/19/16                                                                 7,924
                                   Wachovia Bank Commercial Mortgage Trust
                       175,936        3.065%, 2/15/41                                                              172,132
                                   Wachovia Bank Commercial Mortgage Trust
                       118,053        2.986%, 6/15/35                                                              112,301
                                   Wachovia Bank Commercial Mortgage Trust
                       165,732        3.291%, 12/15/35                                                             163,493
                                                                                                     ----------------------

                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,370,058)               $   3,373,985
                                                                                                     ----------------------


           Principal
            Amount
-------------------------------


                                   CORPORATE BONDS                                         17.5%

                                   Alabama Power Co.
                $       58,000        3.5%, 11/15/07                                                           $    57,801
                                   Allstate Life GFT
                       100,000        4.5%, 5/29/09                                                                101,838
                                   American Gen Finance
                       116,000        3.875%, 10/1/09                                                              114,146
                                   American Ref-Fuel Co 144A
                       125,673        6.26%, 12/31/15                                                              131,177
                                   AOL Time Warner
                        38,000        7.625%, 4/15/31                                                               45,971
                                   AT&T Wireless Service
                        99,000        7.5%, 5/1/07                                                                 107,530
                                   Atmos Energy Corp.
                        94,000        4.0%, 10/15/09                                                                92,921
                                   Bellsouth Corp.
                        57,000        4.75%, 11/15/12                                                               57,350
                                   British Telecom PLC
                       101,000        8.125%, 12/15/10                                                             121,287
                                   Calpine Corp 144A
                        51,000        9.625%, 9/30/14                                                               52,785
                                   CIT Group Inc.
                        77,000        3.65%, 11/23/07                                                               76,702

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004


           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------

                                   Citigroup Inc.
                $      112,000        2.4975%, 6/4/07                                                         $    112,023
                                   Conseco Finance
                        49,881        5.15%, 2/1/06                                                                 50,208
                                   Consolidated Natural Gas
                        67,000        5.0%, 12/1/14                                                                 67,064
                                   Consumers Energy Co. 144A
                        97,000        4.4%, 8/15/09                                                                 97,612
                                   Cox Comm. 144A
                       125,000        4.625%, 1/15/10                                                              124,712
                                   CSFB London 144A
                        84,000        7.9%, Perpetual                                                               91,337
                                   CSFB USA INC
                        75,000        4.125%, 1/15/10                                                               74,610
                                   Daimler Chrysler NA
                        57,000        8.5%, 1/18/31                                                                 71,219
                                   Dana Corp 144A
                        15,000        5.85%, 1/15/15                                                                14,850
                                   Devon Energy Corp.
                       105,000        2.75%, 8/1/06                                                                103,770
                                   DTE Energy Company
                        75,000        6.65%, 4/15/09                                                                81,945
                                   Duke Energy Fld Serv
                        49,000        5.75%, 11/15/06                                                               50,776
                                   Edison Mission 144A
                       202,503        7.33%, 9/15/08                                                               214,653
                                   El Paso Natural Gas
                        46,000        8.375%, 6/15/32                                                               51,233
                                   Entergy Gulf States
                        72,000        4.875%, 11/1/11                                                               71,403
                                   Entergy Louisiana
                        65,000        5.5%, 4/1/19                                                                  64,604
                                   Florida Power & Light
                        44,000        5.95%, 10/1/33                                                                47,145
                                   Ford Motor Company
                       341,000        7.45%, 7/16/31                                                               342,957
                                   GE Capital Corp.
                       154,000        2.1075%, 1/5/07                                                              154,178
                                   General Elec Cap Cor
                       166,000        4.375%, 11/21/11                                                             165,015
                                   General Motors
                       180,000        8.375%, 7/15/33                                                              186,495
                                   GMAC
                       155,000        8.0%, 11/1/31                                                                159,322
                                   Goldman Sachs Group
                        93,000        3.875%, 1/15/09                                                               92,789
                                   Hartford Life GF
                        77,000        2.66%, 9/15/09                                                                76,616

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------

                                   HCA Inc.
                $       24,000        5.5%, 12/1/09                                                            $    24,008
                        24,000        6.375%, 1/15/15                                                               24,097
                                   Household Fin. Corp
                        40,000        6.375%, 10/15/11                                                              44,176
                                   Household Fin. Corp
                       118,000        4.125%, 11/16/09                                                             117,366
                                   ICI Wilmington
                       109,000        4.375%, 12/1/08                                                              109,615
                                   Kiowa Power Part LLC 144A
                        75,000        4.811%, 12/30/13                                                              75,200
                                   Liberty Property LP
                        73,000        7.75%, 4/15/09                                                                81,984
                                   Met Life Glbl Fund I 144A
                       192,000        4.25%, 7/30/09                                                               193,259
                                   MGM Mirage Inc.
                        60,000        6.0%, 10/1/09                                                                 61,500
                                   Nisource Fin. Corp.
                       149,000        2.915%, 11/23/09                                                             148,793
                                   NY Life Global Fund 144A
                       129,000        3.875%, 1/15/09                                                              128,294
                                   Pac. Life Glbl Fund 144A
                        73,000        3.75%, 1/15/09                                                                72,187
                                   Pacific Gas & Elect.
                        34,000        2.72%, 4/3/06                                                                 34,028
                                   PEPCO Holdings Inc.
                        69,000        3.75%, 2/15/06                                                                69,339
                                   Pioneer Natural Res.
                        42,000        6.5%, 1/15/08                                                                 45,021
                                   PNPP II FDG Corp.
                        24,000        8.51%, 11/30/06                                                               25,049
                                   PPL Elec Utils Corp
                        45,000        5.875%, 8/15/07                                                               47,303
                                   Principal Life Inc
                        83,000        3.2%, 4/1/09                                                                  80,252
                                   Protective Life Secd
                        77,000        4.0%, 10/7/09                                                                 76,386
                                   PSEG Energy
                        52,000        5.5%, 12/1/15                                                                 52,993
                                   Public Serv Co of CO
                       173,000        4.375%, 10/1/08                                                              175,421
                                   Qwest Corp.
                        72,000        7.2%, 11/10/26                                                                69,120
                                   Roger Wireless 144A
                        24,000        7.5%, 3/15/15                                                                 25,320
                                   Roger Wireless Comm
                        44,000        6.375%, 3/1/14                                                                43,560

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------
                                   Rouse Company
                $       80,000        3.625%, 3/15/09                                                          $    75,420
                                   SBC Communications
                       125,000        4.125%, 9/15/09                                                              124,772
                                   Schering-Plough
                        59,000        6.5%, 12/1/33                                                                 66,412
                                   Simon Prop Group 144A
                        94,000        4.875%, 8/15/10                                                               95,812
                                   Sithe/Ind Funding
                       157,047        8.5%, 6/30/07                                                                164,389
                                   Southern Cal Edison
                       236,000        8.0%, 2/15/07                                                                257,000
                                   Sprint Capital Corp
                        55,000        8.375%, 3/15/12                                                               66,998
                        55,000        6.125%, 11/15/08                                                              58,983
                                   Telecom Italia Cap. 144A
                       171,000        4.95%, 9/30/14                                                               167,535
                                   Telefonos Mexico
                        53,000        4.5%, 11/19/08                                                                53,353
                                   Texas Eastern Trans.
                        88,000        5.25%, 7/15/07                                                                91,073
                                   Transcontinental Gas
                        60,000        6.25%, 1/15/08                                                                63,075
                                   TXU Corp. 144A
                        96,000        6.55%, 11/15/34                                                               95,071
                                   Tyson Foods
                        53,000        7.25%, 10/01/06                                                               56,191
                                   Tyco Intl Group SA
                        61,000        6.75%, 2/15/11                                                                68,368
                                   Valero Energy
                        69,000        3.5%, 4/1/09                                                                  67,271
                                   WI Electric Power
                        85,000        3.5%, 12/1/07                                                                 84,659
                                                                                                     ----------------------

                                   TOTAL CORPORATE BONDS (COST $6,946,227)                                   $   7,006,697
                                                                                                     ----------------------

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------
                                   U.S. GOVERNMENT AGENCIES                                26.9%
                                   FHLMC-GNMA
                $       31,760        5.5%, 10/25/23                                                           $    32,307
                                   Federal Home Loan Bank
                       825,000        2.875%, 5/22/06                                                              822,363
                                   Freddie Mac (Gold) Pool M80779
                        30,964        5.0%, 11/1/09                                                                 31,532
                                   Freddie Mac (Gold) Pool M80895
                       224,310        5.0%, 1/1/11                                                                 228,476
                                   Freddie Mac
                        15,703        3.25%, 7/15/20                                                                15,691
                                   Freddie Mac
                       168,603        4.0%, 9/15/09                                                                169,321
                                   Freddie Mac
                        92,956        4.0%, 10/15/09                                                                93,384
                                   Freddie Mac
                        90,151        2.75%, 2/15/16                                                                90,018
                                   Freddie Mac
                       190,000        2.0%, 4/15/22                                                                184,479
                                   Freddie Mac
                       174,465        4.5%, 2/15/20                                                                176,209
                                   Freddie Mac
                        91,000        4.0%, 9/15/12                                                                 91,414
                                   Freddie Mac
                       417,563        4.0%, 4/15/25                                                                417,717
                                   Freddie Mac
                       323,000        4.5%, 3/15/14                                                                328,577
                                   Fannie Mae Grantor Trust
                       218,078        7.0%, 12/25/41                                                               229,889
                                   Fannie Mae Grantor Trust
                       138,613        7.0%, 11/25/43                                                               146,887
                                   Fannie Mae
                        83,000        2.1%, 4/19/06                                                                 81,955
                                   Fannie Mae Pool #386341
                       113,463        3.86%, 8/1/13                                                                108,485
                                   Fannie Mae Pool #386802
                       138,786        4.9%, 1/1/14                                                                 141,534
                                   Fannie Mae Pool #433043
                         7,920        6.5%, 6/1/28                                                                   8,323
                                   Fannie Mae Pool #447704
                         7,754        6.5%, 11/1/28                                                                  8,149
                                   Fannie Mae Pool #448235
                         4,330        6.5%,                                                                          4,550
                                   Fannie Mae Pool #448635
                        11,765        6.5%,                                                                         12,363

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------
                                   Fannie Mae Pool #449012
                $        1,551        6.5%,                                                                    $     1,630
                                   Fannie Mae Pool #487778
                         6,939        6.5%, 3/1/29                                                                   7,289
                                   Fannie Mae Pool #545938
                       198,472        5.111%, 11/1/12                                                              206,140
                                   Fannie Mae Pool #555148
                       200,948        4.964%, 1/1/13                                                               206,999
                                   Fannie Mae Pool #555203
                       194,687        7.0%, 9/1/32                                                                 206,306
                                   Fannie Mae Pool #763019
                        84,581        5.0%, 8/1/13                                                                  87,310
                                   Fannie Mae Pool #768008
                       150,660        5.0%, 6/1/13                                                                 155,520
                                   Fannie Mae Pool #768009
                        87,087        5.0%,                                                                         89,897
                                   Fannie Mae Pool #785269
                       156,920        5.5%, 7/1/19                                                                 162,280
                                   FNMA 15 YR FEB TBA
                       419,000        4.5%, 2/1/19                                                                 416,774
                                   FNMA 15 YR FEB TBA
                       805,000        5.0%, 2/1/19                                                                 816,069
                                   FNMA 30 YR FEB TBA
                     4,256,000        5.0%, 2/1/34                                                               4,210,780
                                   Fannie Mae
                       208,507        4.5%, 11/25/09                                                               209,384
                                   Fannie Mae
                       170,000        5.0%, 2/25/18                                                                173,352
                                   Fannie Mae
                           262        8.0%, 4/25/06                                                                    267
                                   Fannie Mae
                         8,000        5.5%, 1/25/24                                                                  8,270
                                   Fannie Mae Whole Loan
                        29,187        1.623%, 3/25/32                                                               29,137
                                   Fannie Mae Whole Loan
                       289,279        7.5%, 5/25/44                                                                310,130
                                   FHLMC Structured Pass-Through Securities
                        61,280        1.524%, 12/15/08                                                              60,375
                                   Ginnie Mae Pool 331001
                         3,148        8.25%, 7/15/07                                                                 3,298
                                   Ginnie Mae Pool 36629
                         2,799        9.5%, 10/15/09                                                                 3,063
                                                                                                     ----------------------

                                   TOTAL U.S. GOVERNMENT AGENCIES (COST $10,783,199)                         $  10,787,894
                                                                                                     ----------------------

                             COLUMBUS CORE PLUS FUND

DECEMBER 31, 2004

           Principal
            Amount                                                                                           Value
-------------------------------                                                                      ----------------------
                                   U.S. TREASURY BONDS AND NOTES                           39.8%
                                   US Treasury Bond
 $                    271,000         6.25%, 8/15/23                                                          $    317,271
                       93,000         4.375%, 8/15/12                                                               95,220
                    6,915,000         2.875%, 11/30/06                                                           6,893,391
                    1,580,000         4.25%, 11/15/14                                                            1,584,135
                                   US Treasury Note
                    1,910,000         5.375%, 2/15/31                                                            2,065,336
                    2,000,000         3.0%, 2/15/08                                                              1,983,672
                    2,502,000         3.0%, 11/15/07                                                             2,486,558
                                   US Treasury Strip
                    1,700,000         11/15/2027                                                                   532,661
                                                                                                     ----------------------

                                   TOTAL U.S. TREASURY BONDS AND NOTES (COST $15,953,271)                    $  15,958,244
                                                                                                     ----------------------

           Principal
            Amount
-------------------------------
                                   SHORT-TERM INVESTMENT                                    1.6%
 $                    628,150         UMB Bank Money Market Fiduciary                                         $    628,150
                                                                                                     ----------------------

                                   TOTAL SHORT-TERM INVESTMENT (COST $628,150)                                $    628,150
                                                                                                     ----------------------

                                   TOTAL INVESTMENTS (COST $40,646,896)                   101.4%             $  40,710,655

                                   LIABILITIES LESS OTHER ASSETS                           (1.4%)                 (907,607)
                                                                                                     ----------------------

                                   NET ASSETS                                             100.0%             $  39,803,048
                                                                                                     ======================




The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds Inc., please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Fund may invest in.

At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:


                                               Core                     Core Plus                  Corporate Opportunity
                                    --------------------------------------------------------------------------------------

Cost of investments                           $12,302,633               $40,651,682                      $576,433
                                    --------------------------------------------------------------------------------------
Gross unrealized appreciation                      27,716                    99,614                        11,925
Gross unrealized depreciation                     (12,563)                  (40,645)                       (3,107)
                                              -----------               -----------                      --------
Net unrealized appreciation
  on investments                              $    15,153               $    58,969                      $  8,818
                                    ======================================================================================


ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2004 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:   /s/ Mark M. Egan
     -------------------------
         Mark M. Egan
         President

Date:    February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark M. Egan
------------------------------
Mark M. Egan
President
February 28, 2005

/s/ David B. McKinney
------------------------------
David B. McKinney
Treasurer
February 28, 2005